Parent Company Only Condensed Financial Information	12 Months Ended
Oct. 31, 2023
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 23 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of October 31, 2023, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets

	As of October 31,
	2023	2022
ASSETS
Cash and cash equivalents	$76,524	$2,000,446
Other receivables and other current assets	1,275,000	-
Due from related parties	12,782,339	10,878,595
TOTAL CURRENT ASSETS	14,133,863	12,879,041
TOTAL ASSETS	14,133,863	12,879,041

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible debenture	$-	$2,835,400
Due to a related party	4,232	4,232
Loss in excess of investments in subsidiaries, VIEs and VIEs’ subsidiaries	9,830,315	3,958,189
TOTAL CURRENT LIABILITIES	$9,834,547	$6,797,821
TOTAL LIABILITIES	9,834,547	6,797,821

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.00195 par value; (150,000,000 shares authorized, 4,065,609 and 1,363,640 shares issued and outstanding as of October 31, 2023 and 2022, respectively)	73,181	24,545
Additional paid-in capital	23,402,322	15,444,233
Statutory reserve	891,439	891,439
Accumulated deficit	(18,613,357)	(9,224,810)
Accumulated other comprehensive loss	(1,454,269)	(1,054,187)
TOTAL SHAREHOLDERS’ EQUITY	4,299,316	6,081,220
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,133,863	$12,879,041

Condensed Statements of Income

	For the years ended October 31,
	2023	2022	2021

Selling and marketing expense	$1,673,100	$-	$-
General and administrative expenses	1,984,035	3,201,282	529,970
Interest income	(3,407)	(1,886)	(9)
Interest expense	262,774	1,337,159	-
Loss from operation	3,916,502	4,536,555	529,961
Other income:
Share of (loss) gain of subsidiaries, consolidated VIE and VIE’s subsidiaries	(5,472,046)	(12,295,546)	1,307,998

(Loss) gain before income tax expense	(9,388,548)	(16,832,101)	778,037
Income tax expense	-	-	-
Net (loss) income	$(9,388,548)	$(16,832,101)	$778,037
Other Comprehensive loss
Foreign currency translation (loss) income	(405,772)	(1,596,992)	475,715
Total comprehensive income	$(9,794,320)	$(18,429,093)	$1,253,752

Condensed Statements of Cash Flows

	For the years ended October 31,
	2023	2022	2021

Net cash used in operating activities	$(2,288,775)	$(3,190,669)	$(529,961)
Net cash (used in) provided by investing activities	(1,903,746)	(2,525,388)	(8,353,208)
Net cash (used in) provided by financing activities	2,268,599	3,786,200	12,813,472
Effect of exchange rate changes
Net decrease in cash and cash equivalents and restricted cash	(1,923,922)	(1,929,857)	3,930,303
Cash and cash equivalents and restricted cash, at beginning of year	2,000,446	3,930,303	-
Cash and cash equivalents and restricted cash, at end of year	76,524	2,000,446	3,930,303